As filed with the Securities and Exchange Commission on November 22, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

DSM Large Cap Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.1%
	Aerospace & Defense: 1.1%
2,510	Rockwell Collins, Inc.	$146,208
	Air Freight & Logistics: 8.0%
6,800	C.H. Robinson Worldwide, Inc.	475,456
13,190	Expeditors International of Washington, Inc.	609,774
		1,085,230
	Beverages: 5.6%
6,200	Pepsico, Inc.	411,928
10,685	SABMiller Plc - ADR	340,852
		752,780
	Biotechnology: 7.1%
16,705	Celgene Corp.*	962,375
	Capital Markets: 4.9%
15,725	Invesco Ltd.	333,842
8,640	State Street Corp.	325,382
		659,224
	Chemicals: 2.8%
4,240	Praxair, Inc.	382,702
	Communications Equipment: 6.3%
18,545	Cisco Systems, Inc.*	406,136
4,240	F5 Networks, Inc.*	440,154
		846,290
	Computers & Peripherals: 10.5%
2,920	Apple, Inc.*	828,550
11,840	NetApp, Inc.*	589,514
		1,418,064
	Energy Equipment & Services: 3.6%
7,800	Schlumberger Ltd.	480,558
	Food Products: 2.2%
5,680	Nestle SA - ADR	303,482
	Health Care Equipment & Supplies: 10.4%
3,850	Gen-Probe, Inc.*	186,571
1,485	Intuitive Surgical, Inc.*	421,354
5,320	Stryker Corp.	266,266
8,740	Varian Medical Systems, Inc.*	528,770
		1,402,961
	Hotels, Restaurants & Leisure: 2.9%
5,250	McDonalds Corp.	391,177
	Household Products: 1.5%
2,560	Colgate Palmolive Co.	196,762
	Industrial Conglomerates: 2.6%
4,040	3M Co.	350,308
	Internet & Catalog Retail: 6.2%
2,240	Amazon Communications, Inc.*	351,814
1,400	Priceline Communications, Inc.*	487,676
		839,490
	Internet Software & Services: 4.9%
1,265	Google, Inc.*	665,124
	IT Services: 4.7%
9,825	Cognizant Technology Solutions Corp.*	633,418
	Multiline Retail: 3.5%
8,960	Target Corp.	478,822
	Pharmaceuticals: 4.8%
6,200	Allergan, Inc.	412,486
2,365	Novo-Nordisk A/S - ADR	232,811
		645,297
	Semiconductors & Semiconductor Equipment: 1.8%
8,160	Altera Corp.	246,106
	Software: 2.7%
13,800	Adobe Systems, Inc.*	360,870

	TOTAL COMMON STOCKS
	(Cost $12,332,882)	13,247,248

SHORT TERM INVESTMENT - 1.7%
232,306	Invesco - STIT Treasury Portfolio, 0.06%(1)	232,306

TOTAL SHORT-TERM INVESTMENT
(Cost $232,306)		232,306

	TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost $12,565,188)		13,479,554
	Other Assets in Excess of Liabilities 0.2%	28,309
TOTAL NET ASSETS - 100.0%		$13,507,863

* Non-income producing security
(1) Seven-day yield as of September 30, 2010
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

Cost of investments		$ 12,569,226
Gross unrealized appreciation		1,206,508
Gross unrealized depreciation		(296,180)
Net unrealized appreciation		$ 910,328

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2010

The DSM Large Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010:

	Level 1	Level 2	Level 3
Common Stock	$13,247,248	-	-

Short-Term Investment	232.306	-	-

Total Investments in Securities	$13,479,554	-	-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title   /s/ Robert M. Slotky
                                                  Robert M. Slotky, President

Date   November 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Robert M. Slotky
                                                    Robert M. Slotky, President

Date  November 11, 2010

By (Signature and Title)* /s/   Patrick J. Rudnick
                                                     Patrick J. Rudnick, Treasurer
Date    November 16, 2010

* Print the name and title of each signing officer under his or her signature.

DSM Large Cap Growth Fund 9.30.10 N-Q